SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands						3 Months Ended		6 Months Ended
	Jun. 29, 2022 USD ($) hydroponicFarm $ / shares	Apr. 19, 2022 USD ($)	Apr. 14, 2022 USD ($)	Mar. 07, 2022 USD ($) $ / shares	Jan. 25, 2022 USD ($) renewalTerm	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022	Mar. 04, 2022 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Gross proceeds from sale of property							$ 8,100
Combined equity value						$ (5,400)		$ (5,400)
Number of contractual contingent value rights received by shareholders | hydroponicFarm	1
Number of stock payments received by shareholders	2
Reverse Recapitalization, Exchange Ratio									0.181
Senior Secured Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt term			24 months
Payment in kind interest rate						5.50%		5.50%
Borrowing capacity under credit agreement			$ 10,000			$ 30,000		$ 30,000
Senior Secured Credit Facility | Line of Credit | Term Loan
Subsequent Event [Line Items]
Borrowing capacity under convertible bridge financing facility			$ 20,000			20,000		20,000
Senior Secured Credit Facility | Line of Credit | Term Loan | Prime Rate
Subsequent Event [Line Items]
Variable rate			0.75%
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing capacity under credit agreement						$ 10,000		$ 10,000
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility | Prime Rate
Subsequent Event [Line Items]
Variable rate			0.625%
Convertible Debt
Subsequent Event [Line Items]
Borrowing capacity under convertible bridge financing facility							$ 20,000			$ 20,000	$ 3,000
Payment in kind interest rate										8.00%
Conversion price (in dollars per share) | $ / shares										$ 10.00
Subsequent Event
Subsequent Event [Line Items]
Initial term of sale leaseback					20 years
Number of extension options | renewalTerm					2
Renewal term					5 years
Based annual rate					$ 566
Gross proceeds from sale of property					$ 8,100
Combined equity value	$ 375,000
Exchange ratio	0.091
Stock payment, percent of fully diluted equity	5.00%
Subsequent Event | Senior Secured Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt term		120 months
Borrowing capacity under credit agreement		$ 30,000
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Term Loan
Subsequent Event [Line Items]
Borrowing capacity under convertible bridge financing facility		$ 20,000
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Term Loan | Prime Rate
Subsequent Event [Line Items]
Variable rate		0.75%
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing capacity under credit agreement		$ 10,000
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility | Prime Rate
Subsequent Event [Line Items]
Variable rate		0.625%
Subsequent Event | Convertible Debt
Subsequent Event [Line Items]
Borrowing capacity under convertible bridge financing facility				$ 20,000
Debt term				1 year
Payment in kind interest rate				8.00%
Conversion price (in dollars per share) | $ / shares				$ 10.00
Subsequent Event | Agrico Acquisition Corp.
Subsequent Event [Line Items]
Common stock price (in dollars per share) | $ / shares	$ 10